Derivative Liabilities (Details - Fair value of derivative liabilities) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Conversion Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability fair value	$ 2,972,586	$ 1,973,641
Number of shares issued upon conversion, exercise, or satisfaction	75,270,000	668,516,113
Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability fair value	$ 18,573,882	$ 19,112
Number of shares issued upon conversion, exercise, or satisfaction	476,500,000	9,530,000
Measurement Input, Price Volatility [Member] | Conversion Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	772.85%	406.93%
Measurement Input, Price Volatility [Member] | Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	772.85%	301.31%
Measurement Input, Expected Dividend Rate [Member] | Conversion Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	0%	0%
Measurement Input, Expected Dividend Rate [Member] | Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	0%	0%
Measurement Input, Risk Free Interest Rate [Member] | Conversion Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	3.68%	4.16%
Measurement Input, Risk Free Interest Rate [Member] | Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	3.68%	4.27%
Measurement Input, Expected Term [Member] | Conversion Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	1 year	1 year
Measurement Input, Expected Term [Member] | Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	1-1.40 years	1.71-2.15 years
Measurement Input, Share Price [Member] | Conversion Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	0.039	0.003
Measurement Input, Share Price [Member] | Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	0.039	0.003
Measurement Input, Exercise Price [Member] | Conversion Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	0.01	0.0004-0.01
Measurement Input, Exercise Price [Member] | Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Exercise price	0.01	0.5